Note 2 - Significant Accounting Policies (Detail) - Changes to the warranty liability (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Beginning balance	$ 88
Aggregate changes for accrual related to guarantees issued	124	126
Aggregate reductions for payments made	(46)	(38)
Ending balance	$ 166	$ 88